Condensed Consolidated Balance Sheets - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Current Assets:
Cash	$ 99,792	$ 551,552	$ 504,335
Accounts receivable, net	1,153,633	1,390,202	1,748,179
Work in progress	151,535	343,218
Prepaid expenses and other current assets	14,633		28,482
Total Current Assets	1,419,593	2,284,972	2,280,996
Property and equipment, net	81,723	87,389	110,053
Security deposits	76,655	76,655	76,655
Right-of-use assets, net	859,358	959,377	1,329,643
Total Non-current Assets	1,017,736	1,123,421	1,516,351
TOTAL ASSETS	2,437,329	3,408,393	3,797,347
Current Liabilities:
Accounts payable and accrued expenses	172,941	140,439	363,770
Accrued compensation	723,815	805,405	600,181
Notes payable – related parties	420,000	420,000
Shareholders notes payable		370,000	17,103
Notes payable		250,000
Operating lease obligations, current	494,835	503,124	498,540
Total Current Liabilities	3,161,591	2,068,968	1,479,594
Notes payable – related parties, less current portion	182,877	182,877	410,000
Notes payable, less current portion	50,000	1,150,000
Operating lease obligations	517,681	608,723	953,850
Total Non-current Liabilities	750,558	1,941,600	1,363,850
Total Liabilities	3,912,149	4,010,568	2,843,444
Commitments and contingencies (Note 8)
Shareholders’ (Deficit) Equity
Common stock, value	386,358	339,861	33,256
Accumulated Deficit	(1,861,178)	(942,036)	920,647
Total Shareholders’ Deficit	(1,474,820)	(602,175)	953,903
Total Liabilities and Shareholders’ Deficit	2,437,329	3,408,393	3,797,347
Previously Reported [Member]
Current Liabilities:
Notes payable	$ 1,350,000	$ 200,000
Shareholders’ (Deficit) Equity
Total Shareholders’ Deficit			$ 953,903